SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF DILUTIVE COMMON SHARES OUTSTANDING EXCLUDED FROM DILUTIVE WEIGHTED AVERAGE COMMON SHARES OUTSTANDING

For the three and nine months ended March 31, 2026 and 2025, diluted net loss per common share is the same as basic net loss per common share as the inclusion of potentially dilutive securities would have been anti-dilutive. Potentially dilutive securities excluded from the calculation of diluted weighted-average common shares outstanding were as follows:

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Stock options	966,424	1,217,525	998,679	1,411,711
RSUs(1)	514,878	-	479,253	76,754
Common Stock Warrants convertible to common stock	2,496,198	1,413,110	2,159,256	1,413,110
Preferred Stock Warrants convertible to common stock	2,429,523	-	1,755,641	-
Total potentially dilutive securities	6,407,023	2,630,635	5,392,829	2,698,863

(1)	RSUs presented include performance stock units with goals that management determined are not probable to be achieved.

	June 30,
	2025	2024
Stock options	796,660	1,605,060
RSUs	200,000	114,666
Warrants	1,413,110	1,413,110
	2,409,770	3,132,836